Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000110325 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.53%	27.70%	2.68%	1.85%
C000110341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.25%	29.31%	1.50%	1.76%
S And P Developed ex US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index
Average Annual Return, Percent	4.62%	21.21%	(3.26%)	1.06%
S And P Emerging Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Emerging Broad Market Index
Average Annual Return, Percent	10.53%	27.27%	5.20%	4.26%
Dow Jones Asia Pacific Select Dividend 50 IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Asia/Pacific Select Dividend 50 IndexTM
Average Annual Return, Percent	5.68%	29.17%	3.01%	2.16%
Dow Jones Emerging Markets Select Dividend IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Emerging Markets Select Dividend IndexTM
Average Annual Return, Percent	6.80%	28.97%	1.23%	1.68%